Schedule of operating lease liabilities (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 108,996	$ 224,822
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilities	74,303	138,492
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 34,693	$ 86,330